Stockholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Stockholders' Equity
New common shares required to be issued to creditors (in shares)	3,000,000.0
Term of the warrants	7 years	7 years
Warrants issued to previous equity stockholders represented as a percentage of outstanding new common shares	17.50%
Common stock, shares issued to creditors (in shares)	3,000,000.0
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Undesignated preferred stock, shares authorized (in shares)	10,000,000		10,000,000
Undesignated preferred stock, par value (in dollars per share)	$ 0.001		$ 0.0001
Undesignated preferred stock, shares issued (in shares)	0		0
Treasury stock (in shares)	37,428	95,082
Total purchase price	$ 1	$ 1
Warrants previously issued and outstanding (in shares)	12,700,000		47,011,622
Number of common stock called by each warrant (in shares)	2,130,000
Number of common stock called by warrants (in shares)	27,200,000
Exercise price of warrants (in dollars per share)	$ 5.20
Common Stock, Conversion Basis	one